Related party transactions (Details) - CAD CAD in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Salaries, director fees and short-term benefits		CAD 2,495	CAD 2,111
Share based compensation	[1]	4,300	2,676
Key management personnel compensation		CAD 6,795	CAD 4,787

[1]	Represents the grant date fair value of Performance Awards and Stock Options granted.